Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Net (gains) losses due to changes in foreign currency exchange rates	$ (57)	$ 65
Net (gains) losses on derivative instruments	2	132
Other		(5)
Other	10
Other finance (income) costs	$ (45)	$ 192